WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	AUSTRALIA — 5.1%
2,841,389	CSL Ltd.	$584,374,947

	CANADA — 13.4%
1,843,911	Canadian Pacific Railway Ltd.	490,129,983
4,360,230	Dollarama, Inc.	148,558,841
1,119,774	Lululemon Athletica, Inc.*	268,062,698
1,329,480	Shopify, Inc.*	619,085,657
		1,525,837,179

	CHINA — 3.3%
7,898,100	Tencent Holdings Ltd.	376,662,063

	DENMARK — 2.7%
2,802,440	DSV PANALPINA A/S	304,257,541

	FRANCE — 9.9%
2,708,258	EssilorLuxottica S.A.	400,968,755
1,019,106	LVMH Moet Hennessy Louis Vuitton S.E.	443,779,015
1,647,015	Pernod Ricard S.A.	285,150,774
		1,129,898,544

	GERMANY — 2.5%
914,363	adidas A.G.	289,034,535

	HONG KONG — 3.1%
36,184,200	AIA Group Ltd.	358,547,191

	INDIA — 3.1%
6,182,268	HDFC Bank Ltd. - ADR	354,120,311

	IRELAND — 10.2%
2,309,178	Accenture PLC - Class A	473,866,417
13,879,435	Experian PLC	483,108,072
1,184,726	ICON PLC*	199,768,498
		1,156,742,987

	JAPAN — 2.8%
956,000	Keyence Corp.	321,366,130

	MEXICO — 2.2%
86,061,923	Wal-Mart de Mexico S.A.B. de C.V.	249,821,199

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 3.0%
1,204,245	ASML Holding N.V.	$337,983,402

	SPAIN — 2.5%
3,562,995	Amadeus IT Group S.A.	279,352,322

	SWEDEN — 2.3%
7,541,954	Atlas Copco A.B. - A Shares	266,940,234

	SWITZERLAND — 14.2%
5,294,000	Alcon, Inc.*	312,758,220
2,348,252	Chubb Ltd.	356,910,821
453,550	Geberit A.G.	239,352,725
3,658,861	Nestle S.A.	403,545,550
1,704,665	Sika A.G.	306,542,198
		1,619,109,514

	TAIWAN — 3.7%
7,813,341	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	421,451,613

	UNITED KINGDOM — 5.4%
14,031,376	Compass Group PLC	346,882,369
11,360,965	Smith & Nephew PLC	273,351,749
		620,234,118

	UNITED STATES — 6.0%
349,470	Mettler-Toledo International, Inc.*	264,611,695
2,628,294	ResMed, Inc.	417,819,897
		682,431,592

	TOTAL COMMON STOCKS
	(Cost $8,049,952,406)	10,878,165,422

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.9%
$560,197,348	UMB Money Market II Special, 1.48%[1]	$560,197,348

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $560,197,348)	560,197,348

	TOTAL INVESTMENTS — 100.3%
	(Cost $8,610,149,754)	11,438,362,770
	Liabilities in Excess of Other Assets — (0.3)%	(37,125,600)
	TOTAL NET ASSETS — 100.0%	$11,401,237,170

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.9%
	ARGENTINA — 4.9%
15,689	Globant S.A.*	$1,925,040
8,357	MercadoLibre, Inc.*	5,540,691
		7,465,731

	BRAZIL — 4.9%
134,800	Hapvida Participacoes e Investimentos S.A.[1]	1,890,776
156,210	Lojas Renner S.A.	2,095,518
129,900	Notre Dame Intermedica Participacoes S.A.	2,129,612
33,189	XP, Inc.*	1,332,206
		7,448,112

	CHINA — 23.4%
49,053	Alibaba Group Holding Ltd. - ADR*	10,133,859
252,574	ANTA Sports Products Ltd.	2,198,954
112,813	Autobio Diagnostics Co., Ltd. - Class A	1,834,125
459,540	By-health Co., Ltd. - Class A	1,089,024
163,511	China International Travel Service Corp. Ltd. - Class A	1,883,715
155,515	Hangzhou Tigermed Consulting Co., Ltd. - Class A	1,617,857
324,400	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	1,395,341
193,000	Shenzhou International Group Holdings Ltd.	2,551,426
45,000	Silergy Corp.	1,620,284
133,300	Tencent Holdings Ltd.	6,357,105
1,136,000	TravelSky Technology Ltd. - Class H	2,458,315
213,060	WuXi AppTec Co., Ltd. - Class H1	2,580,658
		35,720,663

	HONG KONG — 4.7%
510,356	AIA Group Ltd.	5,057,089
594,000	China Mengniu Dairy Co., Ltd.*	2,178,510
		7,235,599

	INDIA — 11.9%
67,857	Asian Paints Ltd.	1,705,151
48,090	Avenue Supermarts Ltd.*,1	1,436,298
82,535	Divi's Laboratories Ltd.	2,253,115
5,869	Eicher Motors Ltd.	1,663,154
104,594	HDFC Bank Ltd. - ADR	5,991,144
249,587	UPL Ltd.	1,836,383
46,061	WNS Holdings Ltd. - ADR*	3,286,913
		18,172,158

	INDONESIA — 3.6%
892,700	Bank Central Asia Tbk P.T.	2,109,469

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
5,339,200	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.*	$1,719,575
62,342	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	1,718,769
		5,547,813

	MEXICO — 5.1%
186,829	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,422,513
11,323	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	2,182,961
338,764	Regional S.A.B. de C.V.	1,940,020
777,184	Wal-Mart de Mexico S.A.B. de C.V.	2,256,016
		7,801,510

	PERU — 1.2%
8,610	Credicorp Ltd.	1,778,654

	RUSSIA — 4.7%
161,118	Yandex N.V. - Class A*	7,219,698

	SOUTH AFRICA — 3.1%
26,243	Capitec Bank Holdings Ltd.	2,353,801
148,666	Clicks Group Ltd.	2,398,619
		4,752,420

	SOUTH KOREA — 3.3%
39,228	Douzone Bizon Co., Ltd.	2,939,974
18,875	Koh Young Technology, Inc.*	1,439,654
28,300	Settle Bank, Inc.	701,067
		5,080,695

	SPAIN — 0.8%
674,806	Prosegur Cash S.A.[1]	1,149,348

	SWITZERLAND — 2.0%
54,729	Wizz Air Holdings PLC*,1	3,016,729

	TAIWAN — 8.3%
152,000	Airtac International Group	2,297,299
192,606	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,389,167
		12,686,466

	THAILAND — 2.1%
2,369,900	Bangkok Dusit Medical Services PCL	1,884,530

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
545,900	CP ALL PCL	$1,234,188
		3,118,718

	UNITED ARAB EMIRATES — 2.5%
473,659	Network International Holdings PLC*,1	3,791,524

	UNITED STATES — 1.9%
12,345	EPAM Systems, Inc.*	2,816,388

	VIETNAM — 0.5%
169,608	Vietnam Dairy Products JSC	786,599

	TOTAL COMMON STOCKS
	(Cost $118,801,134)	135,588,825

	EQUITY CERTIFICATES — 1.4%
	CHINA — 1.4%
458,900	Shandong Pharmaceutical Glass Co., Ltd. - Class A2	2,130,865

	TOTAL EQUITY CERTIFICATES
	(Cost $1,421,527)	2,130,865

Principal Amount
	SHORT-TERM INVESTMENTS — 11.4%
$17,384,939	UMB MONEY MARKET II SPECIAL, 1.48%[3]	17,384,939

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,384,939)	17,384,939

	TOTAL INVESTMENTS — 101.7%
	(Cost $137,607,600)	155,104,629
	Liabilities in Excess of Other Assets — (1.7)%	(2,536,132)
	TOTAL NET ASSETS — 100.0%	$152,568,497

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,865,333, which represents 9.09% of total net assets of the Fund.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At January 31, 2020, the value of these restricted securities amounted to $2,130,865 or 1.40% of net assets. These restricted securities have not been deemed illiquid.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Security	Counter- Party	Acquisition Date(s)	Acquisition Costs
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	2/21/19	505,391
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	3/13/19	15,094
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	4/26/19	18,055
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	5/10/19	12,023
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	5/24/19	16,045
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	6/5/19	18,706
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	6/20/19	6,672
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	7/2/19	14,185
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	7/16/19	22,813
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	9/2/19	37,567
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	10/21/19	24,063
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	10/31/19	29,964
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	11/7/19	31,643
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	11/13/19	33,687
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	12/4/19	30,585
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	12/17/19	36,951
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	12/24/19	51,503
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	12/27/19	21,338
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	12/31/19	27,564
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	1/2/20	62,587
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	1/3/20	34,077
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	1/9/20	41,756
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	1/14/20	45,178
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	1/17/20	34,955
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	1/20/20	131,129
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	1/22/20	117,997

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	ARGENTINA — 3.4%
8,417	MercadoLibre, Inc.*	$5,580,471

	CANADA — 8.2%
45,431	Canadian National Railway Co.	4,245,073
20,216	Shopify, Inc.*	9,413,782
		13,658,855

	CHINA — 2.8%
98,400	Tencent Holdings Ltd.	4,692,717

	FRANCE — 3.9%
15,634	EssilorLuxottica S.A.	2,314,678
23,790	Pernod Ricard S.A.	4,118,807
		6,433,485

	GERMANY — 2.6%
41,135	Symrise A.G.	4,226,700

	HONG KONG — 2.5%
424,600	AIA Group Ltd.	4,207,337

	INDIA — 2.9%
84,044	HDFC Bank Ltd. - ADR	4,814,040

	JAPAN — 2.0%
9,810	Keyence Corp.	3,297,701

	NETHERLANDS — 0.2%
311	Adyen N.V.*,1	285,772

	SWEDEN — 2.0%
91,804	Atlas Copco A.B. - A Shares	3,249,315

	SWITZERLAND — 4.7%
51,595	Alcon, Inc.*	3,048,123
30,866	Chubb Ltd.	4,691,323
		7,739,446

	TAIWAN — 3.0%
92,033	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,964,260

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 2.2%
148,679	Compass Group PLC	$3,675,628

	UNITED STATES — 53.3%
37,264	Amphenol Corp. - Class A	3,706,650
16,095	ANSYS, Inc.*	4,415,341
86,781	Boston Scientific Corp.*	3,633,520
41,145	Church & Dwight Co., Inc.	3,053,782
9,994	Cooper Cos., Inc.	3,466,819
16,803	Costco Wholesale Corp.	5,133,653
30,869	Crown Castle International Corp. - REIT	4,625,411
24,658	Ecolab, Inc.	4,835,680
45,268	First Republic Bank	5,019,316
86,205	Graco, Inc.	4,581,796
11,705	Illumina, Inc.*	3,395,269
32,105	Intercontinental Exchange, Inc.	3,202,153
20,570	McDonald's Corp.	4,401,363
4,218	Mettler-Toledo International, Inc.*	3,193,785
10,145	Netflix, Inc.*	3,500,938
6,005	Sherwin-Williams Co.	3,344,725
27,800	STERIS PLC	4,189,182
19,555	Stryker Corp.	4,120,239
23,187	Verisk Analytics, Inc.	3,767,192
35,357	Visa, Inc. - Class A	7,034,982
36,615	West Pharmaceutical Services, Inc.	5,710,109
		88,331,905

	TOTAL COMMON STOCKS
	(Cost $130,580,047)	155,157,632

Principal Amount
	SHORT-TERM INVESTMENTS — 6.5%
$10,789,185	UMB MONEY MARKET II SPECIAL /, 1.48%[2]	10,789,185

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,789,185)	10,789,185

	TOTAL INVESTMENTS — 100.2%
	(Cost $141,369,232)	165,946,817
	Liabilities in Excess of Other Assets — (0.2)%	(253,105)
	TOTAL NET ASSETS — 100.0%	$165,693,712

ADR – American Depository Receipt

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $285,772, which represents 0.17% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	AUSTRALIA — 5.4%
27,512	Afterpay Ltd.*	$687,017
38,190	Appen Ltd.	629,620
148,273	Nanosonics Ltd.*	675,968
192,747	Zip Co., Ltd.*	505,201
		2,497,806

	BRAZIL — 2.6%
13,497	Azul S.A. - ADR*	560,125
37,900	Notre Dame Intermedica Participacoes S.A.	621,342
		1,181,467

	CANADA — 8.7%
48,763	CAE, Inc.	1,446,235
6,300	Cargojet, Inc.	561,307
12,200	Descartes Systems Group, Inc.*	546,944
8,333	FirstService Corp.	819,888
7,318	Kinaxis, Inc.*	607,603
		3,981,977

	CHINA — 2.8%
62,850	Hangzhou Tigermed Consulting Co., Ltd. - Class A	653,842
18,000	Silergy Corp.	648,114
		1,301,956

	DENMARK — 2.3%
2,555	ALK-Abello A/S*	682,557
3,178	SimCorp A/S	352,303
		1,034,860

	FAROE ISLANDS — 1.9%
12,015	Bakkafrost P/F	854,856

	GERMANY — 4.0%
22,110	Evotec S.E.*	592,524
11,590	Isra Vision A.G.	436,248
5,922	Nemetschek S.E.	401,688
18,427	RIB Software S.E.	387,016
		1,817,476

	HONG KONG — 1.7%
325,000	Ausnutria Dairy Corp. Ltd.*	394,359
109,000	Vitasoy International Holdings Ltd.	392,889
		787,248

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA — 3.4%
116,808	Syngene International Ltd.[1]	$514,081
14,730	WNS Holdings Ltd. - ADR*	1,051,133
		1,565,214

	INDONESIA — 1.3%
1,912,600	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.*	615,984

	IRELAND — 0.9%
26,241	Keywords Studios PLC	425,771

	ISRAEL — 3.1%
5,368	CyberArk Software Ltd.*	742,018
4,894	Wix.com Ltd.*	698,325
		1,440,343

	ITALY — 3.2%
29,840	Amplifon S.p.A.	848,459
21,570	Interpump Group S.p.A.	608,199
		1,456,658

	JAPAN — 14.0%
19,900	Asahi Intecc Co., Ltd.	548,298
14,100	Freee KK*	407,951
6,960	GMO Payment Gateway, Inc.	447,552
8,635	Harmonic Drive Systems, Inc.	384,227
22,300	Japan Elevator Service Holdings Co., Ltd.	498,208
36,200	Japan Material Co., Ltd.	528,363
26,884	Lasertec Corp.	1,316,138
20,040	MonotaRO Co., Ltd.	480,715
22,400	Nihon M&A Center, Inc.	640,806
8,200	PKSHA Technology, Inc.*	243,046
10,600	Raksul, Inc.*	330,274
38,200	Rakus Co., Ltd.	606,981
		6,432,559

	JERSEY — 1.1%
60,997	Sanne Group PLC	484,078

	MEXICO — 1.4%
110,100	Regional S.A.B. de C.V.	630,516

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 5.4%
8,928	IMCD N.V.	$770,897
8,630	InterXion Holding N.V.*	751,069
10,106	Takeaway.com N.V.*,1	951,257
		2,473,223

	RUSSIA — 1.3%
27,153	HeadHunter Group PLC - ADR	578,359

	SOUTH KOREA — 2.1%
8,194	Douzone Bizon Co., Ltd.	614,106
14,784	Settle Bank, Inc.	366,239
		980,345

	SWEDEN — 9.9%
79,764	Avanza Bank Holding A.B.	782,154
28,902	Beijer Ref A.B.	869,375
38,969	Biotage A.B.	486,928
11,497	Cellavision A.B.	398,285
21,289	Indutrade A.B.	766,780
39,826	Medicover A.B.*	436,862
36,170	Vitec Software Group A.B.	795,405
		4,535,789

	SWITZERLAND — 4.8%
2,445	Tecan Group A.G.	691,194
4,988	VAT Group A.G.*,1	752,924
13,426	Wizz Air Holdings PLC*,1	740,058
		2,184,176

	TAIWAN — 1.2%
35,200	Airtac International Group	532,006

	UNITED ARAB EMIRATES — 1.7%
96,544	Network International Holdings PLC*,1	772,811

	UNITED KINGDOM — 8.1%
28,748	Abcam PLC	529,179
18,810	Craneware PLC	471,927
18,360	Dechra Pharmaceuticals PLC	687,965
30,550	Fevertree Drinks PLC	555,088
58,772	GB Group PLC	551,788
40,835	IntegraFin Holdings PLC	266,913

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
5,530	Spirax-Sarco Engineering PLC	$649,627
		3,712,487

	UNITED STATES — 1.4%
10,216	Elastic N.V.*	662,814

	TOTAL COMMON STOCKS
	(Cost $38,522,508)	42,940,779

Principal Amount
	SHORT-TERM INVESTMENTS — 7.2%
$3,303,240	UMB Money Market II Special, 1.48%[2]	3,303,240

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,303,240)	3,303,240

	TOTAL INVESTMENTS — 100.9%
	(Cost $41,825,748)	46,244,019
	Liabilities in Excess of Other Assets — (0.9)%	(406,554)
	TOTAL NET ASSETS — 100.0%	$45,837,465

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,731,131, which represents 8.14% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.1%
	CONSUMER DISCRETIONARY — 21.0%
896	AMN Healthcare Services, Inc.*	$60,372
836	ASGN, Inc.*	56,589
739	Brink's Co.	62,216
3,316	Callaway Golf Co.	71,029
1,827	Dave & Buster's Entertainment, Inc.	80,680
1,082	Eldorado Resorts, Inc.*	64,682
1,179	Etsy, Inc.*	57,547
464	Marriott Vacations Worldwide Corp.	55,791
476	MSA Safety, Inc.	64,546
984	Planet Fitness, Inc. - Class A*	79,497
3,711	Regis Corp.*	57,595
1,081	Texas Roadhouse, Inc.	67,563
		778,107

	CONSUMER STAPLES — 3.9%
442	Casey's General Stores, Inc.	71,100
1,418	Performance Food Group Co.*	73,438
		144,538

	FINANCIALS — 8.9%
1,483	Americold Realty Trust - REIT	51,119
1,290	Ameris Bancorp	51,845
2,124	Evo Payments, Inc. - Class A*	58,856
1,438	Moelis & Co. - Class A	51,768
488	Primerica, Inc.	57,858
1,253	Rexford Industrial Realty, Inc. - REIT	60,382
		331,828

	HEALTH CARE — 25.4%
795	ACADIA Pharmaceuticals, Inc.*	31,752
389	Arrowhead Pharmaceuticals, Inc.*	16,303
1,121	AtriCure, Inc.*	43,607
485	Biohaven Pharmaceutical Holding Co., Ltd.*	23,518
429	Blueprint Medicines Corp.*	27,220
540	Bridgebio Pharma, Inc.*	18,625
395	Charles River Laboratories International, Inc.*	61,059
992	Coherus Biosciences, Inc.*	17,896
927	Fate Therapeutics, Inc.*	23,509
445	FibroGen, Inc.*	18,623
1,587	Halozyme Therapeutics, Inc.*	30,121
244	ICU Medical, Inc.*	44,523
706	Inspire Medical Systems, Inc.*	52,809
1,525	Iovance Biotherapeutics, Inc.*	33,153

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,914	Kura Oncology, Inc.*	$22,470
271	Ligand Pharmaceuticals, Inc. - Class B*	23,797
1,515	Merit Medical Systems, Inc.*	55,176
939	Natera, Inc.*	32,874
719	NuVasive, Inc.*	55,449
333	Penumbra, Inc.*	58,428
97	Reata Pharmaceuticals, Inc. - Class A*	21,223
411	Repligen Corp.*	41,260
940	Shockwave Medical, Inc.*	40,815
990	Tandem Diabetes Care, Inc.*	75,280
447	Teladoc Health, Inc.*	45,464
513	Zogenix, Inc.*	25,840
		940,794

	INDUSTRIALS — 9.6%
860	Axon Enterprise, Inc.*	66,057
887	BWX Technologies, Inc.	56,404
592	John Bean Technologies Corp.	66,890
694	Mercury Systems, Inc.*	53,265
734	Tetra Tech, Inc.	62,830
444	Woodward, Inc.	51,642
		357,088

	MATERIALS — 5.6%
597	Ingevity Corp.*	38,936
355	Rogers Corp.*	41,801
650	Trex Co., Inc.*	63,856
1,333	Universal Forest Products, Inc.	63,851
		208,444

	TECHNOLOGY — 19.7%
1,679	ACI Worldwide, Inc.*	57,842
951	Blackline, Inc.*	58,173
934	Cubic Corp.	60,981
1,299	LivePerson, Inc.*	53,272
666	MAXIMUS, Inc.	47,786
1,193	Medallia, Inc.*	33,666
839	Omnicell, Inc.*	68,194
448	Paylocity Holding Corp.*	63,567
2,796	Pluralsight, Inc. - Class A*	54,214
917	PROS Holdings, Inc.*	55,020
1,017	Semtech Corp.*	49,009
974	Tabula Rasa HealthCare, Inc.*	56,560

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
989	WNS Holdings Ltd. - ADR*	$70,575
		728,859

	TOTAL COMMON STOCKS
	(Cost $3,449,055)	3,489,658

Principal Amount
	SHORT-TERM INVESTMENTS — 3.4%
$125,180	UMB Money Market II Special, 1.48%[1]	125,180

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $125,180)	125,180

	TOTAL INVESTMENTS — 97.5%
	(Cost $3,574,235)	3,614,838
	Other Assets in Excess of Liabilities — 2.5%	91,076
	TOTAL NET ASSETS — 100.0%	$3,705,914

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 78.5%
	COMMUNICATIONS — 1.8%
1,902	Hemisphere Media Group, Inc. - Class A*	$25,563

	CONSUMER DISCRETIONARY — 30.1%
262	American Woodmark Corp.*	28,728
586	America's Car-Mart, Inc.*	64,331
1,039	Beacon Roofing Supply, Inc.*	34,401
322	Dorman Products, Inc.*	22,476
2,894	Emerald Expositions Events, Inc.	30,185
657	ePlus, Inc.*	52,376
1,965	Healthcare Services Group, Inc.	50,304
1,980	KAR Auction Services, Inc.	41,620
851	SP Plus Corp.*	35,580
287	UniFirst Corp.	58,528
		418,529

	ENERGY — 4.3%
839	EnerSys	60,374

	FINANCIALS — 16.2%
438	Cass Information Systems, Inc.	23,661
233	Enstar Group Ltd.*	45,503
1,366	Focus Financial Partners, Inc. - Class A*	38,589
427	Jones Lang LaSalle, Inc.	72,513
366	Virtus Investment Partners, Inc.	45,029
		225,295

	HEALTH CARE — 6.4%
405	Addus HomeCare Corp.*	38,208
248	Emergent BioSolutions, Inc.*	13,662
1,184	Natus Medical, Inc.*	37,047
		88,917

	INDUSTRIALS — 8.8%
124	Chase Corp.	11,404
567	Crane Co.	48,456
778	Dycom Industries, Inc.*	31,447
378	EMCOR Group, Inc.	31,060
		122,367

	MATERIALS — 0.9%
186	Neenah, Inc.	12,395

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 10.0%
314	Cabot Microelectronics Corp.	$45,690
314	FLIR Systems, Inc.	16,184
279	Manhattan Associates, Inc.*	23,843
3,372	Verra Mobility Corp.*	53,716
		139,433

	TOTAL COMMON STOCKS
	(Cost $1,108,727)	1,092,873

Principal Amount
	SHORT-TERM INVESTMENTS — 31.6%
$440,175	UMB Money Market II Special, 1.48%[1]	440,175

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $440,175)	440,175

	TOTAL INVESTMENTS — 110.1%
	(Cost $1,548,902)	1,533,048
	Liabilities in Excess of Other Assets — (10.1)%	(140,168)
	TOTAL NET ASSETS — 100.0%	$1,392,880

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the “International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the “International Small Cap Growth”), WCM Small Cap Growth Fund (“Small Cap Growth Fund”) and WCM Focused Small Cap Fund (“Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Small Cap Growth Fund commenced investment operations on October 30, 2019.

The Small Cap Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Small Cap Fund commenced investment operations on October 30, 2019.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

(c) Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

At January 31, 2020, Emerging Markets Fund had unrealized appreciation $709,338 as a result of its investments in these financial instruments. The aggregate market values of these certificates for Emerging Markets represented 1.4% of the total market value of investments at January 31, 2020.

Note 3 – Federal Income Taxes

At January 31, 2020, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$8,623,494,177	$137,971,442	$141,569,745

Gross unrealized appreciation	$2,889,580,368	$21,619,714	$25,623,203
Gross unrealized depreciation	(74,711,775)	(4,486,527)	(1,246,131)
Net unrealized appreciation on investments	$2,814,868,593	$17,133,187	$24,377,072

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$41,880,632	$3,574,235	$1,548,902

Gross unrealized appreciation	$6,083,259	$160,919	$16,829
Gross unrealized depreciation	(1,719,872)	(120,316)	(32,683)
Net unrealized appreciation (depreciation) on investments	$4,363,387	$40,603	$(15,854)

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Australia	$-	$584,374,947	$-	$584,374,947
Canada	1,525,837,179	-	-	1,525,837,179
China	-	376,662,063	-	376,662,063
Denmark	-	304,257,541	-	304,257,541
France	-	1,129,898,544	-	1,129,898,544
Germany	-	289,034,535	-	289,034,535
Hong Kong	-	358,547,191	-	358,547,191
India	354,120,311	-	-	354,120,311
Ireland	673,634,915	483,108,072	-	1,156,742,987
Japan	-	321,366,130	-	321,366,130
Mexico	249,821,199	-	-	249,821,199
Netherlands	337,983,402	-	-	337,983,402
Spain	-	279,352,322	-	279,352,322
Sweden	-	266,940,234	-	266,940,234
Switzerland	356,910,821	1,262,198,693	-	1,619,109,514
Taiwan	421,451,613	-	-	421,451,613
United Kingdom	-	620,234,118	-	620,234,118
United States	682,431,592	-	-	682,431,592
Short-Term Investments	560,197,348	-	-	560,197,348
Total Investments	$5,162,388,380	$6,275,974,390	$-	$11,438,362,770

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$7,465,731	$-	$-	$7,465,731
Brazil	7,448,112	-	-	7,448,112
China	10,133,859	25,586,804	-	35,720,663
Hong Kong	-	7,235,599	-	7,235,599
India	9,278,057	8,894,101	-	18,172,158
Indonesia	1,718,769	3,829,044	-	5,547,813
Mexico	7,801,510	-	-	7,801,510
Peru	1,778,654	-	-	1,778,654
Russia	7,219,698	-	-	7,219,698
South Africa	2,353,801	2,398,619	-	4,752,420
South Korea	-	5,080,695	-	5,080,695
Spain	-	1,149,348	-	1,149,348
Switzerland	-	3,016,729	-	3,016,729
Taiwan	10,389,167	2,297,299	-	12,686,466
Thailand	-	3,118,718	-	3,118,718
United Arab Emirates	-	3,791,524	-	3,791,524
United States	2,816,388	-	-	2,816,388
Vietnam	-	786,599	-	786,599
Equity Certificates	-	2,130,865	-	2,130,865
Short-Term Investments	17,384,939	-	-	17,384,939
Total Investments	$85,788,685	$69,315,944	$-	$155,104,629

*	The Fund did not hold any 3 securities at period end.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$5,580,471	$-	$-	$5,580,471
Canada	13,658,855	-	-	13,658,855
China	-	4,692,717	-	4,692,717
France	-	6,433,485	-	6,433,485
Germany	-	4,226,700	-	4,226,700
Hong Kong	-	4,207,337	-	4,207,337
India	4,814,040	-	-	4,814,040
Japan	-	3,297,701	-	3,297,701
Netherlands	-	285,772	-	285,772
Sweden	-	3,249,315	-	3,249,315
Switzerland	4,691,324	3,048,122	-	7,739,446
Taiwan	4,964,260	-	-	4,964,260
United Kingdom	-	3,675,628	-	3,675,628
United States	88,331,905	-	-	88,331,905
Short-Term Investments	10,789,185	-	-	10,789,185
Total Investments	$132,830,040	$33,116,777	$-	$165,946,817

*	The Fund did not hold any Level 3 securities at period end.

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$-	$2,497,806	$-	$2,497,806
Brazil	1,181,467	-	-	1,181,467
Canada	3,981,977	-	-	3,981,977
China	-	1,301,956	-	1,301,956
Denmark	682,557	352,303	-	1,034,860
Faroe Islands	-	854,856	-	854,856
Germany	436,248	1,381,228	-	1,817,476
Hong Kong	-	787,248	-	787,248
India	1,565,214	-	-	1,565,214
Indonesia	-	615,984	-	615,984
Ireland	-	425,771	-	425,771
Israel	1,440,343	-	-	1,440,343
Italy	-	1,456,658	-	1,456,658
Japan	407,951	6,024,608	-	6,432,559
Jersey	484,078	-	-	484,078
Mexico	630,516	-	-	630,516
Netherlands	751,069	1,722,154	-	2,473,223
Russia	578,359	-	-	578,359
South Korea	-	980,345	-	980,345
Sweden	1,617,301	2,918,488	-	4,535,789
Switzerland	-	2,184,176	-	2,184,176
Taiwan	-	532,006	-	532,006
United Arab Emirates	-	772,811	-	772,811
United Kingdom	2,374,895	1,337,592	-	3,712,487
United States	662,814	-	-	662,814
Short-Term Investments	3,303,240	-	-	3,303,240
Total Investments	$20,098,029	$26,145,990	$-	$46,244,019

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$3,489,658	$-	$-	$3,489,658
Short-Term Investments	125,180	-	-	125,180
Total Investments	$3,614,838	$-	$-	$3,614,838

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$1,092,873	$-	$-	$1,092,873
Short-Term Investments	440,175	-	-	440,175
Total Investments	$1,533,048	$-	$-	$1,533,048

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.